Restatement of Previously Issued Consolidated Financial Statements	12 Months Ended
Dec. 31, 2025
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Consolidated Financial Statements	Restatement of Previously Issued Consolidated Financial Statements
Restatement Background

In October 2025, the Audit Committee initiated an investigation into certain accounting practices and controls, following concerns reported to the Audit Committee through Company management. The Audit Committee promptly engaged outside legal counsel, who were supported by forensic and technical accounting firms, to conduct the investigation (the “Investigation”) and notified the Company’s independent registered public accounting firm. The Company has also self-reported the matter to the SEC and other relevant agencies. The Investigation primarily focused on revenue recognition practices, and, in connection with the Investigation, the Company has determined that improper adjustments were made to the clinical trial services revenue of the Company from the third quarter of 2023 to the fourth quarter of 2024. The Company also identified errors in determining the estimated cost to complete, the assessment of realizable value, and certain manual adjustments in respect of clinical trial services revenue contracts during 2023, 2024 and 2025.

As described in our Report on Form 6-K furnished on April 29, 2026, the Audit Committee, after discussion with management of the Company, concluded on April 27, 2026, that the Company’s previously issued audited financial statements included in its Annual Reports on Form 20-F for the years ended December 31, 2024 and 2023 (the “Affected Audited Periods”) and the unaudited interim financial statements included in the Company’s Current Reports on Form 6-K for the quarterly periods ending on and falling between September 30, 2025 and March 31, 2023 (the “Affected Unaudited Periods” and together with the Affected Audited Periods, the “Restated Periods”) should no longer be relied upon, due to the misstatements that are described below. The Company has restated its previously issued consolidated financial statements as at and for the years ended December 31, 2024 and 2023 in accordance with ASC 250, Accounting Changes and Error Corrections. The Company has also restated impacted amounts within the accompanying notes to the consolidated financial statements, as applicable.

The restated financial statements as of and for the years ended December 31, 2024 and 2023 correct errors (the “Restatement Items”) that were concluded to be material to the financial statements for the Affected Audited Periods. The Restatement Items reflect adjustments to correct errors in revenue recognition for the years ended December 31, 2024 and 2023 arising from improper adjustments to revenue on long-term clinical trial contracts, and inaccuracies in certain inputs to revenue recognition for long-term clinical trial contracts among other adjustments described below. In addition to the Restatement Items, the Restatement also includes adjustments to correct certain other immaterial errors, (the “Other Adjustments”).

Restatement Items

Revenue

(i) The Investigation identified improper adjustments recorded to recognize revenue outside of normal system processes for long-term clinical services revenue contracts. In addition, errors in determining the estimated cost to complete, the assessment of realizable value and certain manual adjustments in respect of certain long-term clinical services revenue contracts were identified. These errors amount to a $73.6 million decrease in revenue and a $68.9 million decrease in revenue for the years ended December 31, 2024 and 2023 respectively.

(ii) An error related to rebates was identified for the years ended December 31, 2024 and 2023, correcting these errors reduced revenue by $20.7 million and $13.8 million for the years ended December 31, 2024 and 2023 respectively, with a corresponding reduction in direct costs.

(iii) An error was identified in the recognition of revenue provisions during the year ended December 31, 2023. The release of these provisions resulted in additional revenue being recorded in the amount of $23.3 million in the year ended December 31, 2023.

(iv) An error was identified in the calculation of estimated revenue attributable to the impact of cost accruals on the measure of progress at period end, resulting in additional revenue of $1.6 million for the year ended December 31, 2024 and a reduction in revenue of $5.9 million for the year ended December 31, 2023. A $17.9 million adjustment was also recorded to increase opening retained earnings as at January 1, 2023 with respect to this accrual.

The correction of these errors resulted in a decrease in revenue of $92.7 million for the year ended December 31, 2024 and a decrease in revenue of $65.3 million for the year ended December 31, 2023.

Balance Sheet

(i) Errors were identified in unbilled revenue and unearned revenue whereby certain contract assets and liabilities with a legal right of offset were not identified. The correction of these errors resulted in a reduction of unbilled revenue and unearned revenue of $192.4 million and $100.8 million as at December 31, 2024 and 2023, respectively.

(ii) Errors were identified between unbilled revenue, unearned revenue and accounts receivable as at December 31, 2024 and 2023. As at December 31, 2024 a $12.6 million understatement was identified in unbilled revenue, a $3.4 million understatement was identified in unearned revenue and a $9.2 million overstatement was identified in accounts receivable. As at December 31, 2023 a $25.9 million understatement was identified in unbilled revenue with a corresponding overstatement identified in accounts receivable.

The correction of the above errors in addition to the impact of the revenue restatement items resulted in a net decrease in unbilled revenue of $246.1 million and $98.4 million as at December 31, 2024 and 2023, respectively, a net decrease in accounts receivable of $9.2 million and $25.9 million as at December 31, 2024 and 2023, respectively and a net decrease in unearned revenue of $147.1 million and $88.0 million as at December 31, 2024 and 2023, respectively.
Income Taxation

As a result of the Restatement Items and the Other Adjustments discussed below, the Company’s income tax expense decreased by $13.1 million for the year ended December 31, 2024 and increased by $6.6 million for the year ended December 31, 2023. Corresponding adjustments were recorded to increase the Company’s non-current income tax receivable, non-current deferred tax asset and non-current income tax payable as at December 31, 2024 by $11.4 million, $1.1 million and $1.7 million respectively, and to decrease non-current deferred liabilities by $1.3 million. Adjustments were recorded to decrease the Company’s non-current deferred tax asset and non-current deferred tax liability as at December 31, 2023 by $0.8 million and $0.8 million respectively and to increase non-current income tax payable by $1.1 million.

Other Adjustments

In addition to the Restatement Items described above, the Company has corrected other adjustments. While these other adjustments are quantitatively and qualitatively immaterial, individually and in the aggregate, because we are correcting for the material errors, we have decided to correct these other adjustments as well.

In addition, other immaterial adjustments of a $5.4 million net increase were recorded to opening retained earnings. A tax benefit of $5.6 million was also recorded to opening retained earnings.
The following are the restated Consolidated Statements of Operations:

ICON plc
CONSOLIDATED STATEMENTS OF OPERATIONS

	Year ended December 31,
	2024			2023
	As Reported	Adjustments	As Restated	As Reported	Adjustments	As Restated
	(in thousands, except share and per share data)
Revenue	$8,281,676	$(92,686)	$8,188,990	$8,120,176	$(65,250)	$8,054,926

Costs and expenses:
Direct costs	5,845,319	(27,258)	5,818,061	5,719,949	(13,762)	5,706,187
Selling, general and administrative	728,348	—	728,348	768,559	—	768,559
Depreciation and amortization	488,500	—	488,500	585,950	—	585,950
Transaction and integration related	29,574	—	29,574	44,176	—	44,176
Restructuring	92,123	—	92,123	45,390	—	45,390
Total costs and expenses	7,183,864	(27,258)	7,156,606	7,164,024	(13,762)	7,150,262

Income from operations	1,097,812	(65,428)	1,032,384	956,152	(51,488)	904,664
Interest income	8,609	—	8,609	5,014	—	5,014
Interest expense	(237,237)	—	(237,237)	(336,699)	—	(336,699)

Income before income tax expense	869,184	(65,428)	803,756	624,467	(51,488)	572,979
Income tax expense	(77,710)	13,080	(64,630)	(11,749)	(6,639)	(18,388)

Income before share of losses from equity method investments	791,474	(52,348)	739,126	612,718	(58,127)	554,591
Share of losses from equity method investments	—	—	—	(383)	—	(383)
Net income	$791,474	$(52,348)	$739,126	$612,335	$(58,127)	$554,208

Net income per ordinary share:

Basic	$9.60		$8.96	$7.46		$6.75
Diluted	$9.53		$8.90	$7.40		$6.70

Weighted average number of ordinary shares outstanding:

Basic	82,482,764		82,482,764	82,101,813		82,101,813
Diluted	83,032,424		83,032,424	82,717,640		82,717,640

The following are the restated Consolidated Statements of Comprehensive Income:

ICON plc
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

	Year ended December 31,
	2024			2023
	As Reported	Adjustments	As Restated	As Reported	Adjustments	As Restated
	(in thousands)
Net income	791,474	(52,348)	739,126	612,335	(58,127)	554,208
Other comprehensive income, net of tax:
Currency translation adjustment	(84,927)	—	(84,927)	26,221	—	26,221
Remeasurement of retirement benefit obligations	(6,077)	—	(6,077)	244	—	244
Movement on cash flow hedge	4,581	—	4,581	1,567	—	1,567
Total comprehensive income	$705,051	$(52,348)	$652,703	$640,367	$(58,127)	$582,240
The following are the restated Consolidated Balance Sheets:

ICON plc
CONSOLIDATED BALANCE SHEETS

	December 31, 2024			December 31, 2023
	As Reported	Adjustments	As Restated	As Reported	Adjustments	As Restated
	(in thousands)
ASSETS
Current assets:
Cash and cash equivalents	$538,785	$—	$538,785	$378,102	$—	$378,102
Available for sale investments	—	—	—	1,954	—	1,954
Accounts receivable, net of allowance for credit losses	1,401,989	(9,225)	1,392,764	1,790,322	(25,918)	1,764,404
Unbilled revenue	1,286,274	(246,100)	1,040,174	951,936	(98,355)	853,581
Other receivables	79,487	—	79,487	65,797	—	65,797
Prepayments and other current assets	140,435	—	140,435	132,105	—	132,105
Income taxes receivable	83,523	—	83,523	91,254	—	91,254
Total current assets	$3,530,493	$(255,325)	$3,275,168	$3,411,470	$(124,273)	$3,287,197

Non-current assets:
Property, plant and equipment, net	382,879	—	382,879	361,184	—	361,184
Goodwill	9,051,410	—	9,051,410	9,022,075	—	9,022,075
Intangible assets, net	3,559,792	—	3,559,792	3,855,865	—	3,855,865
Operating right-of-use assets	147,602	—	147,602	140,333	—	140,333
Other receivables	72,796	—	72,796	78,470	—	78,470
Income taxes receivable	—	11,395	11,395	—	—	—
Deferred tax asset	74,758	1,074	75,832	73,662	(807)	72,855
Investments in equity	57,948	—	57,948	46,804	—	46,804
Total Assets	$16,877,678	$(242,856)	$16,634,822	$16,989,863	$(125,080)	$16,864,783

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable	173,025	—	173,025	131,584	—	131,584
Unearned revenue	1,614,758	(147,087)	1,467,671	1,654,507	(88,043)	1,566,464
Other liabilities	923,603	(13,827)	909,776	915,399	(7,248)	908,151
Income taxes payable	55,258	—	55,258	13,968	—	13,968
Current bank credit lines, loan facilities and notes	29,762	—	29,762	110,150	—	110,150
Total current liabilities	$2,796,406	$(160,914)	$2,635,492	$2,825,608	$(95,291)	$2,730,317

Non-current liabilities:
Non-current bank credit lines, loan facilities and notes, net	3,396,398	—	3,396,398	3,665,439	—	3,665,439
Lease liabilities	140,085	—	140,085	126,321	—	126,321
Non-current other liabilities	83,470	(752)	82,718	45,998	(752)	45,246
Non-current income taxes payable	125,834	1,710	127,544	186,654	1,052	187,706
Deferred tax liability	812,486	(1,255)	811,231	899,100	(792)	898,308
Commitments and contingencies	—	—	—	—	—	—
Total Liabilities	$7,354,679	$(161,211)	$7,193,468	$7,749,120	$(95,783)	$7,653,337
ICON plc
CONSOLIDATED BALANCE SHEETS

	December 31, 2024			December 31, 2023
	As Reported	Adjustments	As Restated	As Reported	Adjustments	As Restated
	(in thousands)
Shareholders' Equity:
Ordinary shares par value 6 euro cents per share; 100,000,000 shares authorized
80,756,860 shares issued and outstanding at December 31, 2024, (2023: 82,495,086)	6,586	—	6,586	6,699	—	6,699
Additional paid-in capital	7,020,231	—	7,020,231	6,942,669	—	6,942,669
Other undenominated capital	1,304	—	1,304	1,162	—	1,162
Accumulated other comprehensive loss	(229,929)	—	(229,929)	(143,506)	—	(143,506)
Retained earnings	2,724,807	(81,645)	2,643,162	2,433,719	(29,297)	2,404,422
Total Shareholders' Equity	$9,522,999	$(81,645)	$9,441,354	$9,240,743	$(29,297)	$9,211,446
Total Liabilities and Shareholders’ Equity	$16,877,678	$(242,856)	$16,634,822	$16,989,863	$(125,080)	$16,864,783
The following are the restated Consolidated Statements of Cash Flows:

ICON plc
CONSOLIDATED STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2024			2023
	As Reported	Adjustments	As Restated	As Reported	Adjustments	As Restated
	(in thousands)
Cash flows provided by operating activities:
Net income	$791,474	$(52,348)	$739,126	$612,335	$(58,127)	$554,208

Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	488,500	—	488,500	585,950	—	585,950
Impairment of operating right-of-use assets and related property, plant and equipment	15,731	—	15,731	8,686	—	8,686
Reduction in carrying value of operating right-of-use assets	39,787	—	39,787	41,546	—	41,546
Loss on equity method investments	—	—	—	383	—	383
Acquisition-related gain	—	—	—	(6,160)	—	(6,160)
Amortization of financing costs and debt discount	23,533	—	23,533	16,402	—	16,402
Stock compensation expense	45,870	—	45,870	55,667	—	55,667
Deferred tax benefit	(100,542)	(2,344)	(102,886)	(85,403)	15	(85,388)
Unrealized foreign exchange movements	6,911	—	6,911	19,706	—	19,706
Other non-cash items	31,900	—	31,900	24,332	—	24,332
Changes in operating assets and liabilities:
Accounts receivable	349,309	(16,693)	332,616	(83,296)	25,918	(57,378)
Unbilled revenue	(339,921)	147,745	(192,176)	4,716	113,612	118,328
Unearned revenue	(37,743)	(59,044)	(96,787)	134,566	(88,043)	46,523
Other net assets	(28,157)	(17,316)	(45,473)	(168,403)	6,625	(161,778)
Net cash provided by operating activities	1,286,652	—	1,286,652	1,161,027	—	1,161,027

Cash flows used in investing activities:
Purchase of property, plant and equipment	(168,060)	—	(168,060)	(140,692)	—	(140,692)
Purchase of subsidiary undertakings (net of cash acquired)	(84,159)	—	(84,159)	(71,766)	—	(71,766)
Movement of available for sale investments	—	—	—	(241)	—	(241)
Proceeds from investments in equity	2,690	—	2,690	—	—	—
Purchase of investments in equity	(17,261)	—	(17,261)	(13,954)	—	(13,954)
Net cash used in investing activities	(266,790)	—	(266,790)	(226,653)	—	(226,653)

Cash flows used in financing activities:
Debt issue costs	(12,679)	—	(12,679)	—	—	—
Drawdown of credit lines and loan facilities	2,317,480	—	2,317,480	370,000	—	370,000
Repayment of credit lines and loan facilities	(2,677,763)	—	(2,677,763)	(1,265,000)	—	(1,265,000)
Proceeds from exercise of equity compensation	36,187	—	36,187	50,973	—	50,973
Share issue costs	(22)	—	(22)	(16)	—	(16)
Repurchase of ordinary shares	(499,998)	—	(499,998)	—	—	—
Share repurchase costs	(388)	—	(388)	—	—	—
Net cash used in financing activities	(837,183)	—	(837,183)	(844,043)	—	(844,043)

Effect of exchange rate movements on cash	(21,996)	—	(21,996)	(997)	—	(997)
Net increase in cash and cash equivalents	160,683	—	160,683	89,334	—	89,334
Cash and cash equivalents at beginning of year	378,102	—	378,102	288,768	—	288,768
Cash and cash equivalents at end of year	$538,785	$—	$538,785	$378,102	$—	$378,102